Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others (Tables)	12 Months Ended
Mar. 31, 2026
Collaborations, Licensing Arrangements, Other Asset Acquisitions, and Others [Abstract]
Summary of Payments Made Under the Terms of Collaboration and Licensing Arrangements
Under the terms of these collaborations, in-licensing arrangements, and other asset acquisitions, Takeda made the following payments:

	JPY (millions)
	For the Year Ended March 31
	2024	2025	2026
Initial up-front payments, milestone payments, and other asset acquisitions	¥124,878	¥87,129	¥195,152
Acquisition of shares of collaboration and in-licensing partners	2,050	12,268	12,070